Note 3 - Segment and Geographic Information (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Segment Reporting Information, by Segment [Table Text Block]

	Years Ended December 31,
	2020	2019	2018
Net revenues:
E&P Technology & Services:
New Venture	$10,798	$31,188	$69,685
Data Library	65,790	71,847	47,095
Total multi-client revenues	76,588	103,035	116,780
Imaging and Reservoir Services	15,179	22,543	19,740
Total	$91,767	$125,578	$136,520
Operations Optimization:
Optimization Software & Services	$14,137	$23,140	$21,129
Devices	16,770	25,961	22,396
Total	$30,907	$49,101	$43,525
Total net revenues	$122,674	$174,679	$180,045
Gross profit (loss):
E&P Technology & Services	$29,243	$35,699	$43,369
Operations Optimization	12,414	24,323	22,293
Segment gross profit	41,657	60,022	65,662
Other	—	—	(6,042) (d)
Total gross profit	$41,657	$60,022	$59,620
Gross margin:
E&P Technology & Services	32%	28%	32%
Operations Optimization	40%	50%	51%
Segment gross margin	34%	34%	36%
Other	—%	—%	(3)%
Total	34%	34%	33%
Income (loss) from operations:
E&P Technology & Services	$13,134 (a)	$8,833 (a)	$21,758
Operations Optimization	(4,556) (b)	8,189	7,295
Support and other	(23,167)	(41,481)	(83,325) (e)
Loss from operations	(14,589)	(24,459)	(54,272)
Interest expense, net	(13,805)	(13,074)	(12,972)
Other income (expense), net	6,898 (c)	(1,617)	(436)
Loss before income taxes	$(21,496)	$(39,150)	$(67,680)

Schedule of Depreciation and Amortization by Segments [Table Text Block]

	Years Ended December 31,
	2020	2019	2018
Depreciation and amortization expense (including multi-client data library) :
E&P Technology & Services	$24,581	$41,813	$51,673
Operations Optimization	1,234	940	995
Support and other	481	445	5,083	(a)
Total	$26,296	$43,198	$57,751

Reconciliation of Assets from Segment to Consolidated [Table Text Block]

	December 31,
	2020	2019
Total assets:
E&P Technology & Services	$92,075	$133,787
Operations Optimization	45,109	56,927
Support and other	56,409	42,480
Total	$193,593	$233,194

Total Assets by Geographic Area [Table Text Block]

	December 31,
	2020	2019
North America	$94,923	$104,808
Middle East	45,823	48,932
Europe	28,738	37,946
Latin America	19,771	34,633
Other	4,338	6,875
Total	$193,593	$233,194

Long-lived Assets by Geographic Areas [Table Text Block]

	December 31,
	2020	2019
North America	44,188	56,566
Latin America	14,301	14,826
Europe	1,862	2,095
Middle East	62	73
Other	12	12
Total	$60,425	$73,572

Revenue from External Customers by Geographic Areas [Table Text Block]

	Years Ended December 31,
	2020	2019	2018
Latin America	$43,389	$64,627	$91,833
Africa	27,132	28,203	21,482
Europe	17,950	22,102	18,509
Asia Pacific	16,696	18,321	21,587
North America	9,521	27,953	19,029
Middle East	3,187	7,347	3,728
Other	4,799	6,126	3,877
Total	$122,674	$174,679	$180,045